IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 54,800	$ 57,697	$ 59,567
Discount rate used in current estimate of value in use		22.07%
Impairment loss on goodwill		$ 3,895	0
Impairment loss recognised in profit or loss, property, plant and equipment		144,154	15,322
MAPA Project [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill		101,069
Impairment loss recognised in profit or loss, property, plant and equipment			101,069
Pien Mill [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill		3,895
Impairment loss recognised in profit or loss, property, plant and equipment		14,388
Spare Parts [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		10,500
Reversal of impairment loss		$ 7,014	11,057
Pien plant [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		7.40%
Description of projected cash flow term		5 years
Pien plant [Member] | BRAZIL
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 13,392	16,163
Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure Of Impairment Assets [Line Items]
Goodwill		732	732
Arauco Argentina [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		127,605
Flakeboard [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 40,676	$ 40,802
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		7.00%
Description of projected cash flow term		7 years
Prime Line Inc [Member] | Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 732
Consideration paid (received)		$ 18,880